LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of carrying lease liabilities amounts and the interest expense changes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure Of Leases [Abstract]
Current lease liabilities	$ 460,690	$ 369,708		$ 235,323
Long-term lease liabilities	380,035	565,163		552,080
Total lease liabilities	840,725	934,871	$ 787,403	$ 787,403
Interest expenses	$ 76,345	$ 68,785	$ 66,671